DIVIDENDS PAID OR PROVIDED FOR	6 Months Ended
Dec. 31, 2023
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
DIVIDENDS PAID OR PROVIDED FOR	3. DIVIDENDS PAID OR PROVIDED FOR No dividend has been paid or provided for during the six months ended December 31, 2023 (December 31, 2022: nil).